Long-Term Debt (Schedule Of Mandatory Debt Payments) (Details) In Millions, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Canadian Dollar [Member] CAD	Dec. 31, 2014 United States Of America Dollars [Member] USD ($)
Debt Instrument [Line Items]
2017	$ 700			$ 700
2018	1,924		750	1,277
2019	500			500
Thereafter	4,200			4,200
Total Principal	$ 7,324	$ 7,105	750	$ 6,677